Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,426,000.00
Previously Paid Amount	0.00
Total Fee Amount	611.23
Total Offset Amount	0.00
Net Fee	611.23
Narrative - Max Aggregate Offering Price	$ 4,426,000.00
Final Prospectus	true